Cover Page Cover Page	Apr. 22, 2021	Jan. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	INTEL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-06217
Entity Central Index Key		0000050863
Amendment Flag		false
Entity Tax Identification Number	94-1672743
Entity Address, Address Line One	2200 Mission College Boulevard,
Entity Address, City or Town	Santa Clara,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1549
City Area Code	(408)
Local Phone Number	765-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	INTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false